Segmented information - Schedule of Financial Information by Segment (Details) - CAD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022
Disclosure of operating segments [line items]
Operating revenues	$ 6,066	$ 5,861	$ 12,120	$ 11,711
Operating costs	(3,421)	(3,271)	(6,937)	(6,537)
Adjusted EBITDA	2,645	2,590	5,183	5,174
Severance, acquisition and other costs	(100)	(40)	(149)	(53)
Depreciation and amortization	(1,232)	(1,199)	(2,433)	(2,350)
Finance costs
Interest expense	(359)	(269)	(703)	(529)
Net return on post-employment benefit plans	27	7	54	25
Impairment of assets	0	(106)	(34)	(108)
Other expense	(311)	(97)	(190)	(4)
Income taxes	(273)	(232)	(543)	(567)
Net earnings	397	654	1,185	1,588
External Service Revenue
Disclosure of operating segments [line items]
Operating revenues	6,066	5,861	12,120	11,711
Inter-Segment Service Revenue
Disclosure of operating segments [line items]
Operating revenues	0	0	0	0
Operating Service
Disclosure of operating segments [line items]
Operating revenues	5,303	5,233	10,525	10,410
Operating Service | External Service Revenue
Disclosure of operating segments [line items]
Operating revenues	5,303	5,233	10,525	10,410
Operating Service | Inter-Segment Service Revenue
Disclosure of operating segments [line items]
Operating revenues	0	0	0	0
Operating Product
Disclosure of operating segments [line items]
Operating revenues	763	628	1,595	1,301
Operating segments | BELL CTS
Disclosure of operating segments [line items]
Operating revenues	5,354	5,135	10,721	10,251
Operating costs	(2,923)	(2,771)	(5,884)	(5,511)
Adjusted EBITDA	2,431	2,364	4,837	4,740
Operating segments | BELL CTS | External Service Revenue
Disclosure of operating segments [line items]
Operating revenues	5,347	5,128	10,707	10,237
Operating segments | BELL CTS | Inter-Segment Service Revenue
Disclosure of operating segments [line items]
Operating revenues	7	7	14	14
Operating segments | BELL CTS | Operating Service
Disclosure of operating segments [line items]
Operating revenues	4,591	4,507	9,126	8,950
Operating segments | BELL CTS | Operating Service | External Service Revenue
Disclosure of operating segments [line items]
Operating revenues	4,584	4,500	9,112	8,936
Operating segments | BELL CTS | Operating Service | Inter-Segment Service Revenue
Disclosure of operating segments [line items]
Operating revenues	7	7	14	14
Operating segments | BELL CTS | Operating Product
Disclosure of operating segments [line items]
Operating revenues	763	628	1,595	1,301
Operating segments | BELL MEDIA
Disclosure of operating segments [line items]
Operating revenues	805	821	1,585	1,646
Operating costs	(591)	(595)	(1,239)	(1,212)
Adjusted EBITDA	214	226	346	434
Operating segments | BELL MEDIA | External Service Revenue
Disclosure of operating segments [line items]
Operating revenues	719	733	1,413	1,474
Operating segments | BELL MEDIA | Inter-Segment Service Revenue
Disclosure of operating segments [line items]
Operating revenues	86	88	172	172
Operating segments | BELL MEDIA | Operating Service
Disclosure of operating segments [line items]
Operating revenues	805	821	1,585	1,646
Operating segments | BELL MEDIA | Operating Service | External Service Revenue
Disclosure of operating segments [line items]
Operating revenues	719	733	1,413	1,474
Operating segments | BELL MEDIA | Operating Service | Inter-Segment Service Revenue
Disclosure of operating segments [line items]
Operating revenues	86	88	172	172
Operating segments | BELL MEDIA | Operating Product
Disclosure of operating segments [line items]
Operating revenues	0	0	0	0
INTER- SEGMENT ELIMINA- TIONS
Disclosure of operating segments [line items]
Operating revenues	(93)	(95)	(186)	(186)
Operating costs	93	95	186	186
Adjusted EBITDA	0	0	0	0
INTER- SEGMENT ELIMINA- TIONS | External Service Revenue
Disclosure of operating segments [line items]
Operating revenues	0	0	0	0
INTER- SEGMENT ELIMINA- TIONS | Inter-Segment Service Revenue
Disclosure of operating segments [line items]
Operating revenues	(93)	(95)	(186)	(186)
INTER- SEGMENT ELIMINA- TIONS | Operating Service
Disclosure of operating segments [line items]
Operating revenues	(93)	(95)	(186)	(186)
INTER- SEGMENT ELIMINA- TIONS | Operating Service | External Service Revenue
Disclosure of operating segments [line items]
Operating revenues	0	0	0	0
INTER- SEGMENT ELIMINA- TIONS | Operating Service | Inter-Segment Service Revenue
Disclosure of operating segments [line items]
Operating revenues	(93)	(95)	(186)	(186)
INTER- SEGMENT ELIMINA- TIONS | Operating Product
Disclosure of operating segments [line items]
Operating revenues	$ 0	$ 0	$ 0	$ 0